PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS	6 Months Ended
Jun. 30, 2021
Disclosure of employee benefits [Abstract]
PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
NOTE 18 - PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
18.1 Actuarial assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at June 30, 2021.

	At June 30, 2021	At December 31, 2020
	Discount rate	Discount rate
Switzerland	0.20%	0.00%
U.S.	—	—
Hourly pension	2.75% - 2.95%	2.45% - 2.65%
Salaried pension	2.85%	2.55%
OPEB	2.85% - 3.15%	2.50% - 2.80%
Other benefits	2.50% - 2.90%	2.20% - 2.55%
France	—	—
Retirements	0.90%	0.50%
Other benefits	0.75%	0.40%
Germany	0.95%	0.55%
18.2 Amounts recognized in the Interim Statement of Financial Position

	At June 30, 2021			At December 31, 2020
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	741	—	741	772	—	772
Fair value of plan assets	(504)	—	(504)	(458)	—	(458)
Deficit of funded plans	237	—	237	314	—	314
Present value of unfunded obligation	131	213	344	134	216	350
Net liability arising from defined benefit obligation	368	213	581	448	216	664
18.3 Amounts recognized in the Interim Income Statement

	Three months ended June 30,
	2021			2020
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(6)	(2)	(8)	(5)	(1)	(6)
Past service cost	—	(2)	(2)	—	(2)	(2)
Net interest	(1)	(1)	(2)	(2)	(1)	(3)
Immediate recognition of gains arising over the year	—	—	—	—	(1)	(1)
Administration expenses	—	—	—	(1)	—	(1)
Total	(7)	(5)	(12)	(8)	(5)	(13)

	Six months ended June 30,
	2021			2020
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(11)	(4)	(15)	(11)	(3)	(14)
Past service cost	—	(2)	(2)	—	(2)	(2)
Net interest	(2)	(2)	(4)	(3)	(3)	(6)
Immediate recognition of gains arising over the year	—	1	1	—	—	—
Administration expenses	(1)	—	(1)	(1)	—	(1)
Total	(14)	(7)	(21)	(15)	(8)	(23)
18.4 Movement in net defined benefit obligations

	At June 30, 2021
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2021	906	216	1,122	(458)	664
Included in the Interim Income Statement
Current service cost	11	4	15	—	15
Interest cost / (income)	5	2	7	(3)	4
Past service cost	—	2	2	—	2
Immediate recognition of gains arising over the year	—	(1)	(1)	—	(1)
Administration expenses	—	—	—	1	1
Included in the Interim Statement of Comprehensive Income / (loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(43)	(43)
—changes in financial assumptions	(39)	(9)	(48)	—	(48)
—changes in demographic assumptions	—	—	—	—	—
—experience losses	(1)	1	—	—	—
Effects of changes in foreign exchange rates	5	6	11	(3)	8
Included in the Interim Statement of Cash Flows
Benefits paid	(17)	(9)	(26)	15	(11)
Contributions by the Group	—	—	—	(10)	(10)
Contributions by the plan participants	2	1	3	(3)	—
At June 30, 2021	872	213	1,085	(504)	581
18.5 Ravenswood OPEB dispute
In 2018, the Group announced a plan to transfer certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan (“the Plan”) from a company-sponsored program to a third-party health network that provides similar benefits at a lower cost. This change in benefits resulted in the recognition of a gain of €36 million from negative past service cost, which was reduced by €3 million in 2019, €2 million in 2020 and €2 million in the second quarter of 2021 to reflect delays in the estimated implementation timetable. The United Steelworkers Local Union 5668 (the “Union”) is contesting the OPEB amendments and filed a lawsuit against Constellium Rolled Products Ravenswood, LLC ("Ravenswood") in a federal district court in West Virginia (the “District Court”) seeking to enjoin the Plan changes and to compel arbitration. The District Court issued an order in December 2018, enjoining Ravenswood from implementing the OPEB amendments pending resolution in arbitration. In September 2019, the arbitrator issued a decision ruling against Ravenswood and sustaining the Union’s grievance. Ravenswood filed a motion in the District Court to vacate this decision, which was denied in June 2020. In July 2020, Ravenswood appealed that denial to the Fourth Circuit Court of Appeals and that court decision is still pending. The Group intends to continue to vigorously defend this matter as it believes it has a strong legal position and it is probable that Ravenswood will ultimately prevail and be able to implement the OPEB amendments.
18.6 Net defined benefit obligations by country

	At June 30, 2021			At December 31, 2020
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	163	(5)	158	168	(5)	163
Germany	134	(2)	132	143	(1)	142
Switzerland	295	(248)	47	310	(223)	87
United States	492	(249)	243	500	(229)	271
Other countries	1	—	1	1	—	1
Total	1,085	(504)	581	1,122	(458)	664